American Century Investments®
Quarterly Portfolio Holdings
American Century® Short Duration Strategic Income ETF (SDSI)
November 30, 2022

American Century Short Duration Strategic Income ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 45.8%
Aerospace and Defense — 0.2%
Boeing Co., 1.43%, 2/4/24	60,000	57,293
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26	110,000	94,320
Airlines — 0.7%
American Airlines, Inc., 11.75%, 7/15/25(1)	90,000	100,067
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	35,000	34,002
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	35,000	33,201
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	41,250	41,856
		209,126
Automobiles — 1.9%
Ford Motor Credit Co. LLC, 2.30%, 2/10/25	200,000	183,722
General Motors Financial Co., Inc., 1.20%, 10/15/24	80,000	73,878
General Motors Financial Co., Inc., 3.80%, 4/7/25	125,000	120,878
Mercedes-Benz Finance North America LLC, 5.375%, 11/26/25(1)	75,000	75,565
Toyota Motor Credit Corp., 3.95%, 6/30/25	120,000	118,022
		572,065
Banks — 10.6%
Bank of America Corp., VRN, 3.38%, 4/2/26	35,000	33,340
Bank of America Corp., VRN, 1.73%, 7/22/27	15,000	13,153
Bank of America Corp., VRN, 4.95%, 7/22/28	45,000	44,142
Bank of America Corp., VRN, 6.20%, 11/10/28	90,000	93,142
Bank of Nova Scotia, 5.25%, 12/6/24(2)	44,000	44,066
Canadian Imperial Bank of Commerce, 3.45%, 4/7/27	95,000	89,566
Citigroup, Inc., VRN, 2.01%, 1/25/26	80,000	74,303
Citigroup, Inc., VRN, 3.11%, 4/8/26	30,000	28,468
Discover Bank, VRN, 4.68%, 8/9/28	505,000	486,465
DNB Bank ASA, VRN, 2.97%, 3/28/25(1)	205,000	197,792
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	45,000	42,408
Fifth Third Bancorp, VRN, 6.36%, 10/27/28	75,000	77,710
FNB Corp., 2.20%, 2/24/23	45,000	44,684
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	210,000	201,065
Huntington National Bank, VRN, 5.70%, 11/18/25	505,000	505,915
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	30,000	26,159
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	35,000	30,920
JPMorgan Chase & Co., VRN, 1.47%, 9/22/27	25,000	21,715
Lloyds Banking Group PLC, VRN, 4.72%, 8/11/26	415,000	402,868
National Australia Bank Ltd., 5.13%, 11/22/24	55,000	55,222
Nordea Bank Abp, 4.75%, 9/22/25(1)	205,000	204,206
Royal Bank of Canada, 4.24%, 8/3/27	105,000	101,846
Royal Bank of Canada, 6.00%, 11/1/27	45,000	46,847
Societe Generale SA, 4.35%, 6/13/25(1)	205,000	200,709
Toronto-Dominion Bank, 4.11%, 6/8/27	75,000	72,492
US Bancorp, VRN, 5.73%, 10/21/26	90,000	91,979
		3,231,182
Beverages — 0.2%
PepsiCo, Inc., 3.60%, 2/18/28	50,000	48,461
Biotechnology — 0.2%
CSL Finance PLC, 3.85%, 4/27/27(1)	65,000	62,632

Capital Markets — 2.7%
Bank of New York Mellon Corp., VRN, 5.22%, 11/21/25	60,000	60,057
Bank of New York Mellon Corp., VRN, 5.80%, 10/25/28	100,000	103,790
Deutsche Bank AG, VRN, 4.30%, 5/24/28	225,000	209,270
FS KKR Capital Corp., 4.25%, 2/14/25(1)	60,000	56,452
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	55,000	48,179
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	55,000	49,104
Morgan Stanley, VRN, 0.79%, 5/30/25	35,000	32,441
Morgan Stanley, VRN, 1.16%, 10/21/25	55,000	50,339
Morgan Stanley, VRN, 2.63%, 2/18/26	45,000	42,354
Morgan Stanley, VRN, 6.14%, 10/16/26	150,000	153,562
State Street Corp., VRN, 5.75%, 11/4/26	30,000	30,651
		836,199
Chemicals — 0.2%
Celanese US Holdings LLC, 5.90%, 7/5/24	70,000	69,597
Consumer Finance — 3.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	315,000	289,969
Air Lease Corp., 2.75%, 1/15/23	145,000	144,444
American Express Co., 3.95%, 8/1/25	125,000	122,482
Avolon Holdings Funding Ltd., 5.50%, 1/15/26(1)	30,000	28,438
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	30,000	27,293
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	210,000	198,509
Navient Corp., 6.125%, 3/25/24	65,000	64,844
OneMain Finance Corp., 8.25%, 10/1/23	85,000	85,098
		961,077
Containers and Packaging — 1.4%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	110,000	106,870
Ball Corp., 6.875%, 3/15/28	100,000	103,530
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	110,000	104,695
Sealed Air Corp., 1.57%, 10/15/26(1)	130,000	112,127
		427,222
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 7.30%, 8/15/26	45,000	47,503
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	60,000	58,566
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	90,000	76,914
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	40,000	33,755
		216,738
Electric Utilities — 1.9%
American Electric Power Co., Inc., 2.03%, 3/15/24	80,000	76,904
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	90,000	69,724
Duke Energy Corp., VRN, 3.25%, 1/15/82	55,000	39,006
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	105,000	101,567
NextEra Energy Capital Holdings, Inc., 4.26%, 9/1/24	80,000	79,000
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	115,000	114,345
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	105,000	102,413
		582,959
Entertainment — 0.5%
Warnermedia Holdings, Inc., 3.79%, 3/15/25(1)	80,000	76,496
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	70,000	63,827
		140,323
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp., 3.65%, 3/15/27	30,000	28,046
EPR Properties, 4.75%, 12/15/26	105,000	93,730
Equinix, Inc., 2.90%, 11/18/26	90,000	82,317
Extra Space Storage LP, 2.55%, 6/1/31	35,000	27,620

Federal Realty Investment Trust, 2.75%, 6/1/23	90,000	88,743
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	110,000	106,775
iStar, Inc., 4.75%, 10/1/24	15,000	14,778
iStar, Inc., 4.25%, 8/1/25	75,000	73,257
Sabra Health Care LP, 5.125%, 8/15/26	45,000	42,483
SBA Tower Trust, 1.88%, 7/15/50(1)	41,000	36,155
VICI Properties LP, 4.375%, 5/15/25	75,000	72,268
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25(1)	115,000	108,391
		774,563
Food Products — 0.2%
General Mills, Inc., 5.24%, 11/18/25	60,000	60,087
Gas Utilities — 0.3%
Southwest Gas Corp., 5.80%, 12/1/27(2)	90,000	90,914
Health Care Equipment and Supplies — 0.7%
GE Healthcare Holding LLC, 5.55%, 11/15/24(1)	200,000	200,980
Health Care Providers and Services — 0.4%
HCA, Inc., 3.125%, 3/15/27(1)	50,000	45,507
Universal Health Services, Inc., 1.65%, 9/1/26(1)	90,000	77,289
		122,796
Hotels, Restaurants and Leisure — 0.2%
Hyatt Hotels Corp., 1.80%, 10/1/24	80,000	75,003
Household Durables — 0.4%
Meritage Homes Corp., 6.00%, 6/1/25	130,000	129,107
Insurance — 1.4%
Athene Global Funding, 2.51%, 3/8/24(1)	100,000	95,785
Metropolitan Life Global Funding I, 4.05%, 8/25/25(1)	305,000	298,884
SBL Holdings, Inc., 5.125%, 11/13/26(1)	48,000	41,982
		436,651
Internet and Direct Marketing Retail — 0.5%
Amazon.com, Inc., 4.70%, 11/29/24(2)	60,000	60,120
Amazon.com, Inc., 4.60%, 12/1/25(2)	60,000	60,237
Amazon.com, Inc., 4.55%, 12/1/27(2)	45,000	45,375
		165,732
IT Services — 1.1%
Fidelity National Information Services, Inc., 4.70%, 7/15/27	105,000	103,134
Global Payments, Inc., 3.75%, 6/1/23	40,000	39,672
Global Payments, Inc., 4.45%, 6/1/28	85,000	79,448
International Business Machines Corp., 3.30%, 5/15/26	105,000	100,306
		322,560
Leisure Products — 0.1%
Brunswick Corp., 0.85%, 8/18/24	30,000	27,562
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 5.80%, 12/12/25(2)	150,000	150,866
Machinery — 0.6%
CNH Industrial Capital LLC, 3.95%, 5/23/25	90,000	87,600
John Deere Capital Corp., 3.40%, 6/6/25	95,000	92,757
		180,357
Media — 2.1%
AMC Networks, Inc., 4.75%, 8/1/25	70,000	62,476
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	110,000	104,926
Comcast Corp., 5.35%, 11/15/27	45,000	46,390
Cox Communications, Inc., 3.15%, 8/15/24(1)	80,000	77,007
DISH DBS Corp., 7.75%, 7/1/26	55,000	46,151
DISH DBS Corp., 5.25%, 12/1/26(1)	95,000	81,736
iHeartCommunications, Inc., 8.375%, 5/1/27	55,000	49,040

Paramount Global, VRN, 6.25%, 2/28/57	75,000	62,813
Paramount Global, VRN, 6.375%, 3/30/62	60,000	49,705
WPP Finance 2010, 3.75%, 9/19/24	65,000	62,839
		643,083
Metals and Mining — 1.0%
ArcelorMittal SA, 6.55%, 11/29/27	120,000	121,104
Novelis Corp., 3.25%, 11/15/26(1)	35,000	31,316
Nucor Corp., 3.95%, 5/23/25	35,000	34,293
Steel Dynamics, Inc., 2.80%, 12/15/24	115,000	109,435
		296,148
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	130,000	123,674
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	35,000	28,653
		152,327
Multiline Retail — 0.1%
Nordstrom, Inc., 2.30%, 4/8/24	35,000	33,008
Multi-Utilities — 0.3%
Ameren Corp., 1.75%, 3/15/28	55,000	46,407
DTE Energy Co., 4.22%, 11/1/24	60,000	59,105
		105,512
Oil, Gas and Consumable Fuels — 2.5%
Ecopetrol SA, 5.875%, 9/18/23	90,000	89,484
Enbridge, Inc., VRN, 4.46%, (SOFR plus 0.63%), 2/16/24	80,000	79,233
Energy Transfer LP, 4.25%, 4/1/24	60,000	58,828
Enterprise Products Operating LLC, 3.70%, 2/15/26	120,000	116,110
EQT Corp., 5.68%, 10/1/25	85,000	84,869
Hess Corp., 3.50%, 7/15/24	90,000	87,516
HF Sinclair Corp., 2.625%, 10/1/23	75,000	73,478
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	50,000	49,002
Petroleos Mexicanos, 3.50%, 1/30/23	50,000	49,662
Petroleos Mexicanos, 5.95%, 1/28/31	40,000	30,033
Petroleos Mexicanos, 6.70%, 2/16/32	40,000	31,000
		749,215
Pharmaceuticals — 0.7%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	200,000	198,752
Road and Rail — 1.0%
SMBC Aviation Capital Finance DAC, 4.125%, 7/15/23(1)	225,000	222,391
Triton Container International Ltd., 1.15%, 6/7/24(1)	85,000	78,529
		300,920
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 4.15%, 11/15/30	85,000	76,428
Software — 0.3%
Gen Digital, Inc., 6.75%, 9/30/27(1)	75,000	75,408
Gen Digital, Inc., 7.125%, 9/30/30(1)	30,000	30,279
		105,687
Technology Hardware, Storage and Peripherals — 0.6%
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)	95,000	77,949
Dell International LLC / EMC Corp., 6.02%, 6/15/26	105,000	107,288
		185,237
Thrifts and Mortgage Finance — 1.2%
Nationwide Building Society, 1.00%, 8/28/25(1)	410,000	362,489
Trading Companies and Distributors — 0.2%
Air Lease Corp., 2.875%, 1/15/26	35,000	32,254
Aircastle Ltd., 5.25%, 8/11/25(1)	30,000	28,805
		61,059

Wireless Telecommunication Services — 1.4%
Sprint LLC, 7.875%, 9/15/23	105,000	107,409
Sprint LLC, 7.125%, 6/15/24	155,000	158,485
Sprint LLC, 7.625%, 2/15/25	160,000	165,929
		431,823
TOTAL CORPORATE BONDS (Cost $13,803,522)		13,948,060
U.S. TREASURY SECURITIES — 19.7%
U.S. Treasury Notes, 3.00%, 6/30/24	545,000	532,216
U.S. Treasury Notes, 4.375%, 10/31/24	100,000	99,984
U.S. Treasury Notes, 4.50%, 11/30/24	900,000	902,742
U.S. Treasury Notes, 1.00%, 12/15/24(3)	475,000	444,403
U.S. Treasury Notes, 1.125%, 1/15/25	2,130,000	1,992,938
U.S. Treasury Notes, 1.50%, 2/15/25	460,000	433,011
U.S. Treasury Notes, 1.75%, 3/15/25	310,000	293,301
U.S. Treasury Notes, 2.625%, 4/15/25	495,000	477,018
U.S. Treasury Notes, 2.75%, 5/15/25	80,000	77,300
U.S. Treasury Notes, 2.875%, 6/15/25	200,000	193,844
U.S. Treasury Notes, 3.125%, 8/15/25	300,000	292,254
U.S. Treasury Notes, 3.50%, 9/15/25	210,000	206,645
U.S. Treasury Notes, 3.25%, 6/30/29	70,000	67,834
TOTAL U.S. TREASURY SECURITIES (Cost $6,000,777)		6,013,490
ASSET-BACKED SECURITIES — 10.4%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2 SEQ, 1.94%, 8/15/46(1)	200,000	169,677
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class A3 SEQ, 0.76%, 8/18/26	76,000	71,954
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(1)	99,000	94,034
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A SEQ, 2.97%, 3/20/24(1)	150,000	149,386
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(1)	215,846	177,368
Brazos Education Loan Authority, Inc., Series 2012-1, Class A1, VRN, 4.74%, (1-month LIBOR plus 0.07%), 12/26/35	43,725	42,951
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)	77,431	67,172
CF Hippolyta Issuer LLC, Series 2020-1, Class A1 SEQ, 1.69%, 7/15/60(1)	92,351	81,861
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class B, 7.52%, 12/15/32(1)	100,000	100,808
Diamond Issuer, Series 2021-1A, Class A SEQ, 2.31%, 11/20/51(1)	100,000	83,544
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I SEQ, 2.66%, 4/25/51(1)	98,500	82,704
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(1)	100,000	87,722
Flagship Credit Auto Trust, Series 2021-2, Class A SEQ, 0.37%, 12/15/26(1)	16,600	16,332
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)	100,000	87,191
Global SC Finance VII Srl, Series 2020-1A, Class A SEQ, 2.17%, 10/17/40(1)	227,771	202,600
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)	86,517	84,196
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	199,964	165,536
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	123,122	114,292
MVW LLC, Series 2022-2A, Class C, 7.62%, 10/21/41(1)	100,000	101,232
MVW Owner Trust, Series 2019-1A, Class C, 3.33%, 11/20/36(1)	120,772	112,117
Navient Private Education Loan Trust, Series 2014-AA, Class A2A SEQ, 2.74%, 2/15/29(1)	15,947	15,913
Nelnet Student Loan Trust, Series 2019-5, Class A SEQ, 2.53%, 10/25/67(1)	92,043	80,037
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	100,000	82,617
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.32%, 7/20/37(1)	81,029	75,355
Sierra Timeshare Receivables Funding LLC, Series 2022-3A, Class C, 7.63%, 7/20/39(1)	93,267	93,973
Start II Ltd., Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	196,275	167,350
Taco Bell Funding LLC, Series 2016-1A, Class A23 SEQ, 4.97%, 5/25/46(1)	94,500	91,074
TAL Advantage VII LLC, Series 2020-1A, Class A SEQ, 2.05%, 9/20/45(1)	77,250	67,363
Textainer Marine Containers VII Ltd., Series 2020-2A, Class A SEQ, 2.10%, 9/20/45(1)	79,153	68,816
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2 SEQ, 3.19%, 7/15/44(1)	56,115	52,892
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2 SEQ, 1.65%, 9/15/45(1)	95,000	82,995

Vantage Data Centers Issuer LLC, Series 2020-2A, Class A2 SEQ, 1.99%, 9/15/45(1)	100,000	81,430
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/24(1)	23,884	23,824
Wingstop Funding LLC, Series 2020-1A, Class A2 SEQ, 2.84%, 12/5/50(1)	99,250	84,886
TOTAL ASSET-BACKED SECURITIES (Cost $3,134,722)		3,161,202
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0%
Private Sponsor Collateralized Mortgage Obligations — 6.1%
Angel Oak Mortgage Trust, Series 2020-5, Class A2 SEQ, VRN, 1.58%, 5/25/65(1)	106,346	94,315
Arroyo Mortgage Trust, Series 2019-2, Class A1, VRN, 3.35%, 4/25/49(1)	161,894	150,651
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 8.79%, (1-month LIBOR plus 4.75%), 10/25/27(1)	100,000	100,095
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 6.94%, (1-month LIBOR plus 2.90%), 4/25/28(1)	75,547	75,341
Bellemeade Re Ltd., Series 2018-3A, Class M1B, VRN, 5.87%, (1-month LIBOR plus 1.85%), 10/25/28(1)	56,537	56,469
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1 SEQ, VRN, 1.70%, 4/25/60(1)	59,622	53,759
Credit Suisse Mortgage Capital Certificates, Series 2019-NQM1, Class A2 SEQ, 2.86%, 10/25/59(1)	93,955	89,249
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A1 SEQ, 1.62%, 4/25/65(1)	90,027	86,912
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, VRN, 2.01%, 5/25/65(1)	96,444	93,251
GCAT Trust, Series 2021-NQM7, Class A1 SEQ, VRN, 1.92%, 8/25/66(1)	175,007	147,692
GCAT Trust, Series 2022-NQM5, Class A1, 5.71%, 8/25/67(1)	99,646	97,521
Residential Mortgage Loan Trust, Series 2020-1, Class A1, VRN, 2.38%, 1/26/60(1)	99,944	93,456
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(1)	107,314	102,131
Verus Securitization Trust, Series 2021-3, Class A1, VRN, 1.05%, 6/25/66(1)	190,485	154,435
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	59,675	54,661
Verus Securitization Trust, Series 2021-R3, Class A1, VRN, 1.02%, 4/25/64(1)	237,274	205,742
Visio Trust, Series 2020-1, Class A2 SEQ, VRN, 2.50%, 8/25/55(1)	110,000	100,495
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	107,024	94,009
		1,850,184
U.S. Government Agency Collateralized Mortgage Obligations — 2.9%
FHLMC, Series 2021-DNA2, Class M1, VRN, 4.32%, (30-day average SOFR plus 0.80%), 8/25/33(1)	77,760	77,533
FHLMC, Series 2021-HQA3, Class M1, VRN, 4.37%, (30-day average SOFR plus 0.85%), 9/25/41(1)	89,229	85,190
FHLMC, Series 2022-DNA3, Class M1A, VRN, 5.52%, (30-day average SOFR plus 2.00%), 4/25/42(1)	106,251	104,931
FHLMC, Series 2022-DNA5, Class M1A, VRN, 6.47%, (30-day average SOFR plus 2.95%), 6/25/42(1)	94,630	95,502
FHLMC, Series 2022-DNA6, Class M1A, VRN, 5.67%, (30-day average SOFR plus 2.15%), 9/25/42(1)	93,105	92,561
FNMA, Series 2014-C04, Class 1M2, VRN, 8.92%, (1-month LIBOR plus 4.90%), 11/25/24	87,213	89,553
FNMA, Series 2014-C04, Class 2M2, VRN, 9.02%, (1-month LIBOR plus 5.00%), 11/25/24	18,441	18,625
FNMA, Series 2015-C01, Class 1M2, VRN, 8.32%, (1-month LIBOR plus 4.30%), 2/25/25	93,263	94,827
FNMA, Series 2015-C04, Class 1M2, VRN, 9.72%, (1-month LIBOR plus 5.70%), 4/25/28	88,750	93,485
FNMA, Series 2017-C02, Class 2ED3, VRN, 5.37%, (1-month LIBOR plus 1.35%), 9/25/29	83,858	82,630
FNMA, Series 2019-R07, Class 1M2, VRN, 6.12%, (1-month LIBOR plus 2.10%), 10/25/39(1)	67,382	67,143
		901,980
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,736,955)		2,752,164
COLLATERALIZED LOAN OBLIGATIONS — 6.5%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class A, VRN, 5.11%, (1-month SOFR plus 1.31%), 9/15/34(1)	88,348	88,340
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 5.83%, (3-month LIBOR plus 1.75%), 4/15/30(1)	100,000	93,968
BlueMountain CLO Ltd., Series 2016-2A, Class BR2, VRN, 6.93%, (3-month LIBOR plus 2.25%), 8/20/32(1)	150,000	141,144
BXMT Ltd., Series 2020-FL2, Class A, VRN, 4.89%, (1-month SOFR plus 1.01%), 2/15/38(1)	79,317	78,238
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 5.18%, (1-month LIBOR plus 1.30%), 5/15/38(1)	250,000	240,088
CBAM Ltd., Series 2017-1A, Class B, VRN, 6.04%, (3-month LIBOR plus 1.80%), 7/20/30(1)	100,000	95,815
CBAM Ltd., Series 2019-11RA, Class C, VRN, 6.49%, (3-month LIBOR plus 2.25%), 1/20/35(1)	100,000	90,624
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.31%, (3-month LIBOR plus 1.70%), 11/15/28(1)	75,000	70,834
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 6.46%, (3-month LIBOR plus 1.85%), 5/15/32(1)	150,000	140,039
Greystone CRE Notes Ltd., Series 2019-FL2, Class A, VRN, 5.06%, (1-month LIBOR plus 1.18%), 9/15/37(1)	75,467	73,792
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 6.96%, (3-month LIBOR plus 2.95%), 1/14/28(1)	100,000	96,934
Marathon CLO Ltd., Series 2020-15A, Class A1S, VRN, 6.31%, (3-month LIBOR plus 1.70%), 11/15/31(1)	75,000	73,350
Marathon CLO V Ltd., Series 2013-5A, Class A1R, VRN, 5.55%, (3-month LIBOR plus 0.87%), 11/21/27(1)	16,144	16,097

MF1 Ltd., Series 2020-FL4, Class D, VRN, 8.08%, (1-month SOFR plus 4.21%), 11/15/35(1)	200,000	194,971
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 5.99%, (3-month LIBOR plus 1.75%), 7/20/29(1)	125,000	118,819
Ready Capital Mortgage Financing LLC, Series 2020-FL4, Class B, VRN, 7.89%, (1-month LIBOR plus 3.85%), 2/25/35(1)	70,000	69,586
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 5.43%, (3-month LIBOR plus 1.19%), 10/20/30(1)	100,000	98,396
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 6.14%, (3-month LIBOR plus 1.90%), 12/28/29(1)	100,000	94,093
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 5.89%, (3-month LIBOR plus 1.70%), 4/18/33(1)	100,000	95,540
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,955,366)		1,970,668
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, VRN, 3.72%, 4/14/33(1)	100,000	90,436
BFLD Trust, Series 2019-DPLO, Class A, VRN, 4.97%, (1-month LIBOR plus 1.09%), 10/15/34(1)	185,000	180,083
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 5.88%, (1-month LIBOR plus 2.00%), 9/15/36(1)	100,000	93,349
BX Trust, Series 2021-ARIA, Class G, VRN, 7.02%, (1-month LIBOR plus 3.14%), 10/15/36(1)	50,000	43,546
BXHPP Trust, Series 2021-FILM, Class D, VRN, 5.375%, (1-month LIBOR plus 1.5%), 8/15/36(1)	70,000	63,422
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 5.48%, (1-month LIBOR plus 1.60%), 5/15/36(1)	100,000	96,847
DBWF Mortgage Trust, Series 2018-GLKS, Class A, VRN, 4.97%, (1-month LIBOR plus 1.03%), 12/19/30(1)	150,000	145,017
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 6.73%, (1-month LIBOR plus 2.85%), 7/15/38(1)	97,619	92,583
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 5.51%, (1-month LIBOR plus 1.63%), 12/15/36(1)	70,000	66,782
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.28%, (1-month LIBOR plus 1.40%), 3/15/38(1)	304,721	287,081
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,161,185)		1,159,146
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Colombia — 0.2%
Colombia Government International Bond, 3.875%, 4/25/27	75,000	65,665
Dominican Republic — 0.3%
Dominican Republic International Bond, 6.875%, 1/29/26	100,000	101,283
Mexico — 0.3%
Mexico Government International Bond, 4.875%, 5/19/33	100,000	94,124
Saudi Arabia — 0.4%
Saudi Government International Bond, 5.50%, 10/25/32(1)	100,000	105,468
South Africa — 0.3%
Republic of South Africa Government International Bond, 4.875%, 4/14/26	75,000	73,562
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $429,506)		440,102
PREFERRED STOCKS — 0.9%
Banks — 0.4%
JPMorgan Chase & Co., 4.60%	85,000	75,650
PNC Financial Services Group, Inc., 3.40%	80,000	61,760
		137,410
Capital Markets — 0.3%
Bank of New York Mellon Corp., 3.75%	105,000	83,804
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets PLC, 4.375%	20,000	19,075
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(1)	51,000	37,995
TOTAL PREFERRED STOCKS (Cost $275,632)		278,284
BANK LOAN OBLIGATIONS(4) — 0.6%
Health Care Equipment and Supplies — 0.3%
Avantor Funding, Inc., 2021 Term Loan B5, (1-month LIBOR plus 2.25%), 11/8/27(5)	100,000	99,507
Health Care Providers and Services — 0.3%
Surgery Center Holdings, Inc., 2021 Term Loan, 8/31/26(5)	96,000	94,493
TOTAL BANK LOAN OBLIGATIONS (Cost $192,935)		194,000

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FNMA, 5.00%, 9/1/52 (Cost $2,038)	2,131	2,113
TOTAL INVESTMENT SECURITIES—98.2% (Cost $29,692,638)		29,919,229
OTHER ASSETS AND LIABILITIES — 1.8%		550,692
TOTAL NET ASSETS — 100.0%		$30,469,921

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	1	March 2023	$113,500	$388
U.S. Treasury 2-Year Notes	3	March 2023	616,078	1,198
			$729,578	$1,586
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	3	March 2023	$358,969	$476
U.S. Treasury 5-Year Notes	4	March 2023	434,281	(1,008)
U.S. Treasury Long Bonds	2	March 2023	254,000	1,351
			$1,047,250	$819
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $13,159,589, which represented 43.2% of total net assets.
(2)When–issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $84,203.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$13,948,060	—
U.S. Treasury Securities	—	6,013,490	—
Asset-Backed Securities	—	3,161,202	—
Collateralized Mortgage Obligations	—	2,752,164	—
Collateralized Loan Obligations	—	1,970,668	—
Commercial Mortgage-Backed Securities	—	1,159,146	—
Sovereign Governments and Agencies	—	440,102	—
Preferred Stocks	—	278,284	—
Bank Loan Obligations	—	194,000	—
U.S. Government Agency Mortgage-Backed Securities	—	2,113	—
	—	$29,919,229	—
Other Financial Instruments
Futures Contracts	$3,413	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,008	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.